STRONG U.S. EMERGING GROWTH FUND
     STRONG FUNDS
     P.O. Box 2936
     Milwaukee, Wisconsin 53201
     TELEPHONE: (414) 359-1400
     TOLL-FREE: (800) 368-3863
     DEVICE FOR THE HEARING-IMPAIRED:
     (800) 999-2780
      www.strongfunds.com
The Strong Family of Funds ("Strong Funds") is a family of more than forty diversified and non-diversified mutual funds. All of the Strong Funds are no-load funds, meaning that you may purchase, redeem, or exchange shares without paying a sales charge. Strong Funds include growth funds, conservative equity funds, income funds, municipal income funds, international funds, and cash management funds. The Strong U.S. Emerging Growth Fund ("Fund") is described in this Prospectus. The Fund seeks capital growth. The Fund is a diversified series of Strong Equity Funds, Inc., an open-end management investment company.
This Prospectus contains information you should consider before you invest. Please read it carefully and keep it for future reference. A Statement of Additional Information for the Fund, dated December 30, 1998 ("SAI"), which contains further information, is incorporated by reference into this Prospectus, and has been filed with the Securities and Exchange Commission ("SEC"). The SAI, which may be revised from time to time, is available without charge upon request to the above-noted address or telephone number. If you would like to electronically access additional information about the Funds after reading this Prospectus, you may do so by accessing the SEC's World Wide Web site (http://www.sec.gov) that contains the SAI regarding the Funds and other related materials.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                             December 30, 1998, as
                         supplemented February 12, 1999

                               TABLE OF CONTENTS

EXPENSES                                   I-3
INVESTMENT OBJECTIVE AND POLICIES          I-4
IMPLEMENTATION OF POLICIES AND RISKS       I-5
ABOUT THE FUND                             I-11
SHAREHOLDER MANUAL                         II-1

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the SAI, and if given or made, such information or representations may not be relied upon as having been authorized by the Funds. This Prospectus does not constitute an offer to sell securities to any person in any state or jurisdiction in which such offering may not lawfully be made.

                                    EXPENSES
The following information is provided in order to help you understand the various costs and expenses that you, as an investor in the Fund, will bear directly or indirectly.
                        SHAREHOLDER TRANSACTION EXPENSES

Sales Load Imposed on Purchases                  NONE
Sales Load Imposed on Reinvested Dividends       NONE
Deferred Sales Load                              NONE
Redemption Fees                                  NONE
Exchange Fees                                    NONE

There are certain charges associated with retirement accounts (such as a $10 charge for closing an IRA account) and with certain other special shareholder services offered by the Fund. Additionally, purchases and redemptions may also be made through broker-dealers or other financial intermediaries who may charge fees for their services. (See "Shareholder Manual - How to Buy Shares" and "- How to Sell Shares.")
                         ANNUAL FUND OPERATING EXPENSES
                    (as a percentage of average net assets)

                       MANAGEMENT     OTHER        12B-1     TOTAL OPERATING
        FUND              FEES       EXPENSES       FEES         EXPENSES
--------------------  -----------  -----------  -----------  ---------------
U.S. Emerging Growth  1.00%        0.59%            NONE     1.59%
--------------------  -----------  -----------  -----------  ---------------

From time to time, the Fund's investment advisor, Strong Capital Management, Inc. ("Advisor"), may voluntarily waive its management fee and/or absorb certain expenses for the Fund. Since the Fund did not begin operations until December 30, 1998, the Other Expenses have been estimated. For additional information concerning fees and expenses, see "About the Fund - Management." EXAMPLE. You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

       PERIOD (IN YEARS)
        FUND             1
         3

U.S. Emerging Growth     $16        $50

The Example is based on the Fund's "Total Operating Expenses," as described above. PLEASE REMEMBER THAT THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND THAT ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. The assumption in the Example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund's shares.

                       INVESTMENT OBJECTIVE AND POLICIES
The Fund is required to invest a substantial portion of its assets in equity securities. Accordingly, the Fund's net asset value will fluctuate based upon changes in the value of the securities in its portfolio, and the Fund's net asset value is likely to fluctuate more than that of a fund invested principally in fixed income securities. The Fund, therefore, is not appropriate for investors' short-term financial needs.
The Fund has adopted certain fundamental investment restrictions that are set forth in its SAI. Those restrictions, the Fund's investment objective, and any other investment policies identified as "fundamental" cannot be changed without shareholder approval. To further guide investment activities, the Fund has also instituted a number of non-fundamental operating policies, which are described throughout this Prospectus and in the SAI. Although operating policies may be changed by the Fund's Board of Directors without shareholder approval, the Fund will promptly notify shareholders of any material change in operating policies. Except as limited below, the Fund may invest in a diversified portfolio of securities without regard to objective investment criteria, such as company size, exchange listing, earnings history, or other factors. When selecting securities, the Advisor will, except as otherwise limited below, be limited only by its best judgment as to what will help achieve the Fund's investment objective.
STRONG U.S. EMERGING GROWTH FUND
The Fund seeks capital growth. The Fund invests primarily in equity securities of U.S. issuers that the Advisor believes have substantial potential for high long-term growth.
Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of U.S. issuers that the Advisor believes have substantial potential for high long-term growth, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds. While the emphasis of the Fund is clearly on equity securities, the Fund may invest a limited portion of its assets in debt obligations when the Advisor perceives that they are more attractive than stocks on a long-term basis. The Fund may invest up to 35% of its total assets in debt obligations, including intermediate- to long-term corporate or U.S. government debt securities. Although these debt obligations primarily will be investment grade, the Fund may invest up to 5% of its net assets in non-investment-grade debt obligations. (See "Implementation of Policies and Risks - Debt Obligations.") When the Advisor determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in cash and short-term fixed-income securities.
The Fund may invest up to 25% of its net assets in foreign securities, including both direct investments and investments made through depositary receipts. (See "Implementation of Policies and Risks - Foreign Securities and Currencies" for the special risks associated with foreign investments.)
The Fund generally will invest in companies whose revenues and earnings are believed to offer a relatively strong long-term growth potential. In identifying these companies, the Advisor ordinarily looks to several characteristics, such as the following:
- prospects for above-average sales and earnings growth;
- high return on invested capital;
- overall financial strength, including sound financial and accounting policies and a strong balance sheet;
- competitive advantages, including innovative products and service;
- current market price of stock reflects fair value;
- effective research, product development, and marketing; and
- stable, capable management.

                      IMPLEMENTATION OF POLICIES AND RISKS
 In addition to the investment policies described above (and subject to certain restrictions described below), the Fund may invest in some or all of the following securities and may employ some or all of the following investment techniques, some of which may present special risks as described below. The Fund may also engage in reverse repurchase agreements and mortgage dollar roll transactions. A more complete discussion of certain of these securities and investment techniques and the associated risks is presented in the SAI. FOREIGN SECURITIES AND CURRENCIES
 The Fund may invest in foreign securities either directly or indirectly through the use of depositary receipts. Depositary receipts are generally issued by banks or trust companies and evidence ownership of underlying foreign securities. Foreign investments involve special risks, including:
- expropriation, confiscatory taxation, and withholding taxes on dividends and interest;
- less extensive regulation of foreign brokers, securities markets, and issuers;
- less publicly available information and different accounting standards;
- costs incurred in conversions between currencies, possible delays in settlement in foreign securities markets, limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country), and difficulty of enforcing obligations in other countries; and
- diplomatic developments and political or social instability.
 Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance-of-payments positions. Many foreign securities may be less liquid and their prices more volatile than comparable U.S. securities. Although the Fund generally invests only in securities that are regularly traded on recognized exchanges or in over-the-counter ("OTC") markets, from time to time foreign securities may be difficult to liquidate rapidly without adverse price effects. Certain costs attributable to foreign investing, such as custody charges and brokerage costs, may be higher than those attributable to domestic investing.
 The Fund may purchase and sell foreign currency on a spot basis and may engage in forward currency contracts, currency options, and futures transactions for hedging or any other lawful purpose. (See "Derivative Instruments.")
 FOREIGN INVESTMENT COMPANIES
 The Fund may invest, to a limited extent, in foreign investment companies. Some of the countries in which the Fund invests may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or -authorized investment vehicles, which may include other investment companies. In addition, it may be less expensive and more expedient for the Fund to invest in a foreign investment company in a country which permits direct foreign investment. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the Investment Company Act of 1940 ("1940 Act"). The Fund does not intend to invest in such investment companies unless, in the judgment of the Advisor, the potential benefits of such investments justify the payment of any associated fees or expenses.
 DERIVATIVE INSTRUMENTS
 The Fund may use derivative instruments for any lawful purpose consistent with the Fund's investment objective such as hedging or managing risk. Derivative instruments are commonly defined to include securities or contracts whose values depend on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities. These "other assets" are commonly referred to as "underlying assets."
 A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to OPTIONS or FORWARD CONTRACTS. Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, OTC options (including caps, floors, collars, and options on forward and swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and by applying these structures to a wide range of underlying assets.
 An option is a contract in which the "holder" ("buyer") pays a certain amount ("premium") to the "writer" ("seller") to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price at or before a certain time. The holder pays the premium at inception and has no further financial obligation. The holder of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset.
 A forward is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.
 Derivative instruments may include (i) options; (ii) futures; (iii) options on futures; (iv) short sales in which the Fund sells a security for delivery at a future date; (v) swaps, in which two parties agree to exchange a series of cash flows in the future, such as interest-rate payments; (vi) interest-rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (vii) interest-rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; (viii) forward currency contracts and foreign currency exchange-related securities; and (ix) structured instruments which combine the foregoing in different ways.
 Derivatives may be exchange traded or traded in OTC transactions between private parties. OTC transactions are subject to additional risks, such as the credit risk of the counterparty to the instrument and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. When required by SEC guidelines, the Fund will set aside permissible liquid assets in a segregated account to secure its obligations under the derivative.
 The successful use of derivatives by the Fund is dependent upon a variety of factors, particularly the Advisor's ability to correctly anticipate trends in the underlying asset. In a hedging transaction, if the Advisor incorrectly anticipates trends in the underlying asset, the Fund may be in a worse position than if no hedging had occurred. In addition, there may be imperfect correlation between the Fund's derivative transactions and the instruments being hedged. To the extent that the Fund is engaging in derivative transactions for risk management, the Fund's successful use of such transactions is more dependent upon the Advisor's ability to correctly anticipate such trends, since losses in these transactions may not be offset by gains in the Fund's portfolio or in lower purchase prices for assets it intends to acquire. The Advisor's prediction of trends in underlying assets may prove to be inaccurate, which could result in substantial losses to the Fund.
 The Fund may also use derivative instruments to make investments that are consistent with the Fund's investment objective but that are impracticable or not feasible in the cash market (E.G., using derivative instruments to create a synthetic security or to derive exposure to a region or asset class when cash markets are inefficient and/or illiquid). The Fund will only engage in this strategy when the Advisor reasonably believes it to be more advantageous to the Fund.
 In addition to the derivative instruments and strategies described above, the Advisor expects to discover additional derivative instruments and other trading techniques. The Advisor may utilize these new derivative instruments and techniques to the extent that they are consistent with the Fund's investment objective and permitted by the Fund's investment limitations, operating policies, and applicable regulatory authorities.
 ILLIQUID SECURITIES
 The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those securities that are not readily marketable, including restricted securities and repurchase obligations maturing in more than seven days. Certain restricted securities that may be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933 and Section 4(2) commercial paper may be determined liquid under guidelines adopted by the Fund's Board of Directors.
 SMALL AND MEDIUM COMPANIES
 The Fund may invest in the securities of small and medium companies. While small and medium companies generally have potential for rapid growth, investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only OTC or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small and medium companies may be subject to greater and more abrupt price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of small and medium company securities. Investors should be aware that, based on the foregoing factors, an investment in the Fund may be subject to greater price fluctuations than an investment in a fund that invests primarily in larger, more established companies. The Advisor's research efforts may also play a greater role in selecting securities for the Fund than in a fund that invests in larger, more established companies.
 DEBT OBLIGATIONS
 IN GENERAL. Debt obligations in which the Fund may invest will be primarily investment-grade debt obligations, although the Fund may invest up to 5% of its net assets in non-investment-grade debt obligations. The market value of all debt obligations is affected by changes in the prevailing interest rates. The market value of such instruments generally reacts inversely to interest rate changes. If the prevailing interest rates decline, the market value of debt obligations generally increases. If the prevailing interest rates increase, the market value of debt obligations generally decreases. In general, the longer the maturity of a debt obligation, the greater its sensitivity to changes in interest rates.
 Investment-grade debt obligations include:
- U.S. government securities;
- bonds or bank obligations rated in one of the four highest rating categories (E.G., BBB or higher by S&P);
- short-term notes rated in one of the two highest rating categories (E.G., SP-2 or higher by S&P);
- short-term bank obligations rated in one of the three highest rating categories (E.G., A-3 or higher by S&P), with respect to obligations maturing in one year or less;
- commercial paper rated in one of the three highest rating categories (E.G., A-3 or higher by S&P);
- unrated debt obligations determined by the Advisor to be of comparable quality; and
- repurchase agreements involving investment-grade debt obligations. Investment-grade debt obligations are generally believed to have relatively low degrees of credit risk. All ratings are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored by the Advisor to consider what action, if any, the Fund should take consistent with its investment objective. For purposes of determining whether a security is investment grade, the Advisor may use the highest rating assigned to that security by any nationally recognized statistical rating organizations ("NRSROs"). Securities rated in the fourth-highest category (e.g., BBB by

S&P), although considered investment grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. Non-investment-grade debt obligations include:
- securities rated as low as C by S&P or their equivalents;
- commercial paper rated as low as C by S&P or its equivalents; and
- unrated debt securities judged to be of comparable quality by the Advisor. U.S. GOVERNMENT SECURITIES
 U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:
- the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;
- the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
- the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and
- the Student Loan Marketing Association, the Interamerican Development Bank, and International Bank for Reconstruction and Development, whose securities are supported only by the credit of such agencies.
 Although the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.
 WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES
 The Fund may invest in securities purchased on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the commitment, these securities may be delivered and paid for at a future date. Purchasing when-issued or delayed-delivery securities allows the Fund to lock in a fixed price or yield on a security it intends to purchase. However, when the Fund purchases these types of securities, it immediately assumes the risk of ownership, including the risk of price fluctuation.
 The greater the Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of the Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment. Although the Fund may be able to sell these securities prior to the delivery date, it will purchase them for the purpose of actually acquiring the securities, unless, after entering into the commitment, a sale appears desirable for investment reasons. When required by SEC guidelines, the Fund will set aside permissible liquid assets in a segregated account to secure its outstanding commitments for these types of securities.
 CASH MANAGEMENT
 The Fund may invest directly in cash and short-term fixed-income securities, including, for this purpose, shares of one or more money market funds managed by the Advisor (collectively, "Strong Money Funds"). The Strong Money Funds seek current income, a stable share price of $1.00, and daily liquidity. All money market instruments can change in value when interest rates or an issuer's creditworthiness change dramatically. The Strong Money Funds cannot guarantee that they will always be able to maintain a stable net asset value of $1.00 per share. The Fund may also participate in pooled transactions involving cash and short-term fixed-income securities with other Strong Funds.

 PORTFOLIO TURNOVER
 The annual portfolio turnover rate indicates changes in the Fund's portfolio. The turnover rate may vary from year to year, as well as within a year. It may also be affected by sales of portfolio securities necessary to meet cash requirements for redemption of shares. High portfolio turnover in any year will result in the payment by the Fund of above-average amounts of transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Under normal market conditions, the rate of portfolio turnover of the Fund generally will not exceed 300%.
                                 ABOUT THE FUND
 MANAGEMENT
 The Board of Directors of the Fund is responsible for managing its business and affairs. The Fund has entered into an investment advisory agreement with Strong Capital Management, Inc. ("Advisor"). Under the terms of the agreement, the Advisor manages the Fund's investments and business affairs subject to the supervision of the Fund's Board of Directors.
 ADVISOR. The Advisor began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts, such as pension funds and profit-sharing plans, as well as mutual funds, several of which are funding vehicles for variable insurance products. As of November 30, 1998, the Advisor had over $32 billion under management. The Advisor's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong, the Chairman of the Board of the Fund, is the controlling shareholder of the Advisor.
 As compensation for its services, the Fund pays the Advisor a monthly management fee. The annual fee is 1.00% of the Fund's average daily net asset value. From time to time, the Advisor may voluntarily waive all or a portion of its management fee and/or absorb certain Fund expenses without further notification of the commencement or termination of such waiver or absorption. Any such waiver or absorption will temporarily lower the Fund's overall expense ratio and increase the Fund's overall return to investors.

 Except for expenses assumed by the Advisor or Strong Investments, Inc., the Fund's distributor, the Fund is responsible for all its other expenses, including, without limitation, interest charges, taxes, brokerage commissions, and similar expenses; expenses of issue, sale, repurchase, or redemption of shares; expenses of registering or qualifying shares for sale with the states and the SEC; expenses of printing and distribution of prospectuses to existing shareholders; charges of custodians (including fees as custodian for keeping books and similar services for the Fund), transfer agents (including the printing and mailing of reports and notices to shareholders), registrars, auditing and legal services, and clerical services related to recordkeeping and shareholder relations; printing of stock certificates; fees for directors who are not "interested persons" of the Advisor; expenses of indemnification; extraordinary expenses; and costs of shareholder and director meetings.


The Advisor permits portfolio managers and other persons who may have access to information about the purchase or sale of securities in the Fund's portfolio ("access persons") to purchase and sell securities for their own accounts, subject to the Advisor's policy governing personal investing. The policy requires access persons to conduct their personal investment activities in a manner that the Advisor believes is not detrimental to the Fund or to the Advisor's other advisory clients. Among other things, the policy requires access persons to obtain preclearance before executing personal trades and prohibits access persons from keeping profits derived from the purchase or sale of the same security within 60 calendar days. See the SAI for more information.
 YEAR 2000 RISKS. Like other mutual funds and financial and business operations around the world, the Fund could be adversely affected if the computer software, and to a lesser extent, hardware used by the Advisor and other service providers are not able to process and calculate date-related information and data before, during, and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Advisor is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer software and hardware that it uses and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

SUBADVISOR. Under a subadvisory agreement between the Advisor and Next Century
 Growth Investors, LLC (the "Subadvisor") ("Subadvisory Agreement"), the Subadvisor, pursuant to the oversight and supervision of the Fund's Board of Directors and the Advisor, provides a continuous investment program for the Fund. Under the Subadvisory Agreement, the Subadvisor is responsible both for determining the securities to be purchased and sold by the Fund and for executing those transactions. However, the Advisor is responsible for managing the cash-equivalent investments maintained by the Fund in the ordinary course of its business, which are expected to be no more than 10%-15% of the Fund's total assets. As compensation for its services, the Advisor (not the Fund) pays the Subadvisor a monthly fee based on the following annual rates. The Advisor will pay the Subadvisor 50% of the net management fees collected by the Advisor from the Fund. The Subadvisor bears all of its own expenses in providing subadvisory services to the Fund.

The Subadvisor was formed in November 1998 to provide subadvisory services to the Fund and investment supervision to institutional investors and high net worth clients. The Subadvisor is a limited liability company organized in Delaware. The portfolio managers (described below) are the President and Chairman and Chief Executive Officer of the Subadvisor. The Advisor is a member of the Subadvisor. The Subadvisor's address is 5500 Wayzata Boulevard, Suite 975, Minneapolis, Minnesota 55416.
 PORTFOLIO MANAGERS
 DONALD M. LONGLET. Mr. Longlet has been President of the Subadvisor and a portfolio manager since December 1998. For 9 years prior to that, Mr. Longlet was employed by Jundt Associates, Inc. Mr. Longlet also served as Vice President and Treasurer of the Jundt Growth Fund since 1991 and the Jundt Funds, Inc. since 1995. From 1983 until 1989, Mr. Longlet was a portfolio manager for AMEV Advisers, Inc. (now known as Fortis Advisers, Inc.) Mr. Longlet began his investment career in 1968 with Northwestern National Bank of Minneapolis (now known as Norwest Bank Minnesota, National Association), where he served as a security analyst and portfolio manager until 1982. Mr. Longlet received his B.A. in Philosophy from the University of Minnesota in 1967. THOMAS L. PRESS. Mr. Press has been Chairman and Chief Executive Officer of the Subadvisor and a portfolio manager since December 1998. For five years prior to that, Mr. Press served as a portfolio manager of the Jundt Growth Fund since 1993 and the Jundt Funds, Inc. since 1995. Mr. Press was a Senior Vice President of Investment Advisers, Inc. and co-manager of the IAI Emerging Growth Fund from 1992 until 1993. From 1987 to 1992, Mr. Press was a Vice President of Institutional Sales at Morgan Stanley & Co. Prior to that, Mr. Press was an institutional salesman and trader at Salomon Brothers Inc. Mr. Press received his B.A. in Business Administration from the University of Minnesota in 1979 and his M.B.A. in Marketing from the University of St. Thomas in 1984.
 TRANSFER AND DIVIDEND-DISBURSING AGENT
 The Advisor, P.O. Box 2936, Milwaukee, Wisconsin 53201, also acts as dividend-disbursing agent and transfer agent for the Fund. The Advisor is compensated for its services based on an annual fee per account plus certain out-of-pocket expenses. The fees received and the services provided as transfer agent and dividend-disbursing agent are in addition to those received and provided under the Advisory Agreement between the Advisor and the Fund. DISTRIBUTOR

 Strong Investments, Inc., P.O. Box 2936, Milwaukee, Wisconsin 53201, an indirect subsidiary of the Advisor, acts as distributor of the shares of the Fund.

 ORGANIZATION
 SHAREHOLDER RIGHTS. The Fund is a series of Strong Equity Funds, Inc., a Wisconsin corporation that is authorized to issue shares of common stock and series and classes of series of shares of common stock. Each share of the Fund has one vote, and all shares participate equally in dividends and other capital gains distributions and in the residual assets of the Fund in the event of liquidation. Certificates will be issued for shares held in your account only upon your written request. You will, however, have full shareholder rights whether or not you request certificates. Generally, the Fund will not hold an annual meeting of shareholders unless required by the 1940 Act. Shareholders have certain rights, including the right to call an annual meeting upon a vote of 10% of the Fund's outstanding shares for the purpose of voting to remove one or more directors or to transact any other business. The 1940 Act requires the Fund to assist the shareholders in calling such a meeting.
 SHAREHOLDER PRIVILEGES. The shareholders of the Fund may benefit from the privileges described in the "Shareholder Manual" (see Page II-1). However, the Fund reserves the right, at any time and without prior notice, to suspend, limit, modify, or terminate any of these privileges or their use in any manner by any person or class.
 DISTRIBUTIONS AND TAXES
 PAYMENT OF DIVIDENDS AND OTHER DISTRIBUTIONS. Unless you choose otherwise, all your dividends and capital gains distributions will be automatically reinvested in additional Fund shares. Or, you may elect to have all your dividends and capital gain distributions from the Fund automatically invested in additional shares of another Strong Fund. Shares are purchased at the net asset value determined on the payment date. If you request in writing that your dividends and other distributions be paid in cash, the Fund will credit your bank account by Electronic Funds Transfer ("EFT") or issue a check to you within five business days of the payment date. You may change your election at any time by calling or writing the Fund. The Fund must receive any such change 7 days (15 days for EFT) prior to a dividend or capital gain distribution payment date in order for the change to be effective for that payment. The policy of each Fund is to pay dividends from net investment income annually and to distribute substantially all net realized capital gains and gains from foreign currency transactions annually. The Fund may make additional distributions if necessary to avoid imposition of a 4% excise tax on undistributed income and gains.
 TAX STATUS OF DIVIDENDS AND OTHER DISTRIBUTIONS. You will be subject to federal income tax at ordinary income tax rates on any dividends you receive that are derived from investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions, if any). Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), when designated as such by the Fund, are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. The Fund's distributions are taxable in the year they are paid, whether they are taken in cash or reinvested in additional shares, except that certain distributions declared in the last three months of the year and paid in January are taxable as if paid on December 31.
 If the Fund's distributions exceed its investment company taxable income and net capital gain in any year, as a result of currency-related losses or otherwise, all or a portion of those distributions may be treated as a return of capital to shareholders for tax purposes.
 YEAR-END TAX REPORTING. After the end of each calendar year, you will receive a statement (Form 1099) of the federal income tax status of all dividends and other distributions paid (or deemed paid) during the year.
 SHARES SOLD OR EXCHANGED. Your redemption of shares of the Fund may result in a taxable gain or loss to you, depending upon whether the redemption proceeds payable to you are more or less than your adjusted cost basis for the redeemed shares. Similar tax consequences generally will result from an exchange of shares of the Fund for shares of another Strong Fund. If you purchase shares of the Fund within 30 days before or after redeeming shares of the same Fund at a loss, a portion or all of that loss will not be deductible and will increase the cost basis of the newly purchased shares. If you redeem shares out of a non-IRA retirement account, you will be subject to withholding for federal income tax purposes unless you transfer the distribution directly to an "eligible retirement plan."

 BUYING A DISTRIBUTION. A distribution paid shortly after you have purchased shares in the Fund will reduce the net asset value of the shares by the amount of the distribution, which nevertheless will be taxable to you even though it represents a return of a portion of your investment.
 BACKUP WITHHOLDING. If you are an individual or certain other noncorporate shareholder and do not furnish the Fund with a correct taxpayer identification number, the Fund is required to withhold federal income tax at a rate of 31% (backup withholding) from all dividends, capital gain distributions, and redemption proceeds payable to you. Withholding at that rate from dividends and capital gain distributions payable to you also is required if you otherwise are subject to backup withholding. To avoid backup withholding, you must provide a taxpayer identification number and state that you are not subject to backup withholding due to the under-reporting of your income. This certification is included as part of your application. Please complete it when you open your account.

TAX STATUS OF THE FUND. The Fund intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the IRC and, if so qualified, will not be liable for federal income tax on earnings and gains distributed to its shareholders in a timely manner. This section is not intended to be a full discussion of present or proposed federal income tax law and its effects on the Fund and investors therein. See the SAI for a further discussion. There may be other federal, state, or local tax considerations applicable to a particular investor. You are therefore urged to consult your own tax adviser.


PERFORMANCE INFORMATION
 The Fund may advertise a variety of types of performance information, including "average annual total return," "total return," and "cumulative total return." Each of these figures is based upon historical results and does not represent the future performance of the Fund. Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in the Fund assuming the reinvestment of all dividends and other distributions. Total return figures are not annualized and simply represent the aggregate change of the Fund's investments over a specified period of time.

                               SHAREHOLDER MANUAL

HOW TO BUY SHARES                                            II-1
DETERMINING YOUR SHARE PRICE                                 II-5
HOW TO SELL SHARES                                           II-6
SHAREHOLDER SERVICES                                         II-9
REGULAR INVESTMENT PLANS                                     II-10
RETIREMENT PLAN SERVICES                                     II-12
SPECIAL SITUATIONS                                           II-12

 HOW TO BUY SHARES
 All the Strong Funds are 100% NO-LOAD, meaning you may purchase, redeem, or exchange shares directly at net asset value without paying a sales charge. Because the Fund's net asset value changes daily, your purchase price will be the next net asset value determined after the Fund receives and accepts your purchase order.
 Whether you are opening a new account or adding to an existing one, the Fund provides you with several methods to buy its shares.

      TO OPEN A NEW ACCOUNT

MAIL                                                                 BY CHECK
            Complete and sign the application. Make your check or money order payable to "Strong Funds."
          Mail to Strong Funds, P.O. Box 2936, Milwaukee, Wisconsin 53201. If
          you're using an express delivery service, send to Strong Funds, 900
                          Heritage Reserve, Menomonee Falls, Wisconsin 53051.
                                                                  BY EXCHANGE
      Call 1-800-368-3863 for instructions on establishing an account with an exchange by mail.

       TELEPHONE                                                                  BY EXCHANGE
                      Call 1-800-368-3863 to establish a new account by exchanging funds from
  1-800-368-3863                                            an existing Strong Funds account.
24 HOURS A DAY,        Sign up for telephone exchange services when you open your account. To
   7 DAYS A WEEK   add the telephone exchange option to your account, call 1-800-368-3863 for a Shareholder Account Options Form.
                   Please note that your accounts must be identically registered and that you must exchange enough into the new account to meet the minimum initial investment.
                  Or use STRONG DIRECT(R), Strong Funds' automated telephone response system.
                                                                         Call 1-800-368-7550.

IN PERSON   Stop by our Investor Center in Menomonee Falls, Wisconsin. Call 1-800
                                               368-3863 for hours and directions.
           The Investor Center will only accept checks or money orders payable to
                                                                  "Strong Funds."

WIRE  Call 1-800-368-3863 for instructions on opening an account by wire.

AUTOMATICALLY  USE STRONG'S "NO-MINIMUM INVESTMENT PROGRAM."
               If you sign up for Strong's Automatic Investment Plan when you open your account and contribute monthly, Strong Funds will waive the Fund's minimum initial investment (see chart on page II-4).
                          Complete the Automatic Investment Plan section on the account application.
                                      Mail to the address indicated on the application.

BROKER-DEALER    You may purchase shares in the Fund through a broker-dealer or other institution that may charge a transaction fee.
               Strong Funds may only accept requests to purchase shares into a broker dealer street name account from the broker-dealer.

                          TO ADD TO AN EXISTING ACCOUNT

 BY CHECK
- Complete an Additional Investment Form provided at the bottom of your account statement, or write a note indicating your fund account number and registration. Make your check or money order payable to "Strong Funds."
- Mail to Strong Funds, P.O. Box 2936, Milwaukee, Wisconsin 53201. If you're using an express delivery service, send to Strong Funds, 900 Heritage Reserve, Menomonee Falls, Wisconsin 53051.
 BY EXCHANGE
- Call 1-800-368-3863 for instructions on exchanging by mail.

 BY EXCHANGE
- Add to an account by exchanging funds from another Strong Funds account.
- Sign up for telephone exchange services when you open your account. To add the telephone exchange option to your account, call 1-800-368-3863 for a Shareholder Account Options Form.
- Please note that the accounts must be identically registered and that the minimum exchange is $50 or the balance of your account, whichever is less.
 BY TELEPHONE PURCHASE
- Sign up for telephone purchase when you open your account to make additional investments from $50 to $25,000 into your Strong Funds account by telephone. To add this option to your account, call 1-800-368-3863 for a Shareholder Account Options Form.
 Or use STRONG DIRECT (R), Strong Funds' automated telephone response system. Call 1-800-368-7550.

- Stop by our Investor Center in Menomonee Falls, Wisconsin. Call
  1-800-368-3863 for hours and directions.
- The Investor Center can only accept checks or money orders.

 Call 1-800-368-3863 for instructions on adding to an account by wire.

 USE ONE OF STRONG'S AUTOMATIC INVESTMENT PROGRAMS. Sign up for these services when you open your account, or call 1-800-368-3863 for instructions on how to add them to your existing account.
- AUTOMATIC INVESTMENT PLAN. Make regular, systematic investments (minimum $50) into your Strong Funds account from your bank checking or NOW account. Complete the Automatic Investment Plan section on the account application.
- AUTOMATIC EXCHANGE PLAN. Make regular, systematic exchanges (minimum $50) from one eligible Strong Funds account to another. Call 1-800-368-3863 for an application.
- PAYROLL DIRECT DEPOSIT. Have a specified amount (minimum $50) regularly deducted from your paycheck, social security check, military allotment, or annuity payment invested directly into your Strong Funds account. Call 1-800-368-3863 for an application.
- AUTOMATIC DIVIDEND REINVESTMENT. Unless you choose otherwise, all your dividends and capital gain distributions will be automatically reinvested in additional Fund shares. Or, you may elect to have your dividends and capital gain distributions automatically invested in shares of another Strong Fund.

- You may purchase additional shares in the Fund through a broker-dealer or other institution that may charge a transaction fee.
- Strong Funds may only accept requests to purchase shares into a broker-dealer street name account from the broker-dealer.

                    WHAT YOU SHOULD KNOW ABOUT BUYING SHARES
- Please make all checks or money orders payable to "Strong Funds."
- We cannot accept third-party checks or checks drawn on banks outside the U.S.
- You will be charged a $20 service fee for each check, wire, or Electronic Funds Transfer ("EFT") purchase that is returned unpaid, and you will be responsible for any resulting losses suffered by a Fund.
- Further documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact.
- The Fund reserves the right to decline to accept your purchase order upon receipt for any reason.
- Exchange Feature - Please note that certain Strong Funds that you may exchange into may impose a redemption fee of 0.5% on shares held for less than six months.
- Minimum Investment Requirements:

                                             To open a regular account     $2,500

                To open a traditional IRA, Roth IRA, or one-person SEP-IRA account
                                                                             $250

                                       To open an Education IRA account     $500*

                                            To open an UGMA/UTMA account     $250

     To open a SIMPLE, SEP-IRA, Keogh, Profit Sharing          the lesser of $250
           or Money Purchase Pension Plan, or 403(b) account     or $25 per month

                    To open a qualified retirement plan account where the Advisor
      or a financial intermediary provides administrative services     No Minimum

                                            To add to an existing account     $50

 * Not eligible for the Automatic Investment Plan and No-Minimum Investment Program.
 The Fund offers a No-Minimum Investment Plan that waives the minimum initial investment requirements for investors who participate in the Strong Automatic Investment Plan and invest monthly (described on page II-11). Unless you participate in the Strong No-Minimum Investment Program, please ensure your purchases meet the minimum investment requirements.
 Under certain circumstances (for example, if you discontinue a No-Minimum Investment Program before you reach the Fund's minimum initial investment), the Fund reserves the right to close your account. Before taking such action, the Fund will provide you with written notice and at least 60 days in which to reinstate an investment program or otherwise reach the minimum initial investment required.
 DETERMINING YOUR SHARE PRICE
 Generally, when you make any purchases, sales, or exchanges, the price of your shares will be the net asset value ("NAV") next determined after Strong Funds receives your request in proper form. If Strong Funds receives such request prior to the close of the New York Stock Exchange ("Exchange") on a day on which the Exchange is open, your share price will be the NAV determined that day. The NAV for the Fund is normally determined as of 3:00 p.m. Central Time ("CT") each day the Exchange is open. The Fund reserves the right to change the time at which purchases, redemptions, and exchanges are priced if the Exchange closes at a time other than 3:00 p.m. CT or if an emergency exists. The Fund's NAV is calculated by taking the fair value of the Fund's total assets, subtracting all its liabilities, and dividing by the total number of shares outstanding. Expenses are accrued daily and applied when determining the NAV.

 The Fund's portfolio securities are valued based on market quotations or at fair value as determined by the method selected by the Fund's Board of Directors. Equity securities traded on a national securities exchange or NASDAQ are valued at the last sales price on the national securities exchange or NASDAQ on which such securities are primarily traded. Securities traded on NASDAQ for which there were no transactions on a given day or securities not listed on an exchange or NASDAQ are valued at the average of the most recent bid and asked prices. Other exchange-traded securities (generally foreign securities) will be valued based on market quotations.
 Securities quoted in foreign currency are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time the daily NAV per share is determined. Although the Funds value their foreign assets in U.S. dollars on a daily basis, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Foreign currency exchange rates are generally determined prior to the close of trading on the Exchange. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the Exchange. Such events would not normally be reflected in a calculation of a Fund's NAV on that day. If events that materially affect the value of a Fund's foreign investments or the foreign currency exchange rates occur during such period, the investments will be valued at their fair value as determined in good faith by or under the direction of the Board of Directors.
 HOW TO SELL SHARES
 You can access the money in your account at any time by selling (redeeming) some or all of your shares back to the Fund. Once your redemption request is received in proper form, Strong will normally mail you the proceeds the next business day and, in any event, no later than seven days thereafter.
 To redeem shares, you may use any of the methods described in the following chart. However, if you are selling shares in a retirement account, please call 1-800-368-3863 for instructions. Please note that there is a $10.00 fee for closing an IRA or other retirement account or for transferring assets to another custodian. For your protection, certain requests may require a signature guarantee. (See "Special Situations - Signature Guarantees.")

                                                      TO SELL SHARES

-----------------------

MAIL                                         FOR INDIVIDUAL, JOINT TENANT, AND UGMA/UTMA ACCOUNTS
                         Write a "letter of instruction" that includes the following information:
FOR YOUR PROTECTION           your account number, the dollar amount or number of shares you wish
CERTAIN REDEMPTION        to redeem, each owner's name, your street address, and the signature of
REQUESTS MAY REQUIRE A                                   each owner as it appears on the account.
SIGNATURE
GUARANTEE. SEE "SPECIAL       Mail to Strong Funds, P.O. Box 2936, Milwaukee, Wisconsin 53201. If
SITUATIONS - SIGNATURE    you're using an express delivery service, send to 900 Heritage Reserve,
GUARANTEES."                                                    Menomonee Falls, Wisconsin 53051.
                                                                               FOR TRUST ACCOUNTS
                                Same as above. Please ensure that all trustees sign the letter of instruction.
                                                                          FOR OTHER REGISTRATIONS
                                                            Call 1-800-368-3863 for instructions.

TELEPHONE        Sign up for telephone redemption services when you open your account. To add the telephone redemption option to your account, call 1-800-368-3863
1-800-368-3863                                   for a Shareholder Account Options Form.
24 HOURS A DAY,  Once the telephone redemption option is in place, you may sell shares by
7 DAYS A WEEK             phone and arrange to receive the proceeds in one of three ways:
                                                               TO RECEIVE A CHECK BY MAIL
                          At no charge, we will mail a check to the address to which your account is registered.
                                                                        TO DEPOSIT BY EFT
                          At no charge, we will transmit the proceeds by Electronic Funds
                      Transfer (EFT) to a pre-authorized bank account. Usually, the funds will arrive at your bank two banking days after we process your redemption.
                                                                       TO DEPOSIT BY WIRE
                 For a $10 fee, we will transmit the proceeds by wire to a pre-authorized bank account. Usually, the funds will arrive at your bank the next banking day after we process your redemption.
                     You may also use STRONG DIRECT(R), Strong Funds' automated telephone response system. Call 1-800-368-7550.

AUTOMATICALLY          You can set up automatic withdrawals from your account at regular intervals. To establish the Systematic Withdrawal Plan, request a form by calling 1-800-368-3863.

BROKER-DEALER  You may also redeem shares through broker-dealers or other financial intermediaries who may charge a transaction fee.

                    WHAT YOU SHOULD KNOW ABOUT SELLING SHARES
- If you have recently purchased shares, please be aware that your redemption request may not be honored until the purchase check or electronic transaction has cleared your bank, which generally occurs within ten calendar days.
- You will be charged a $10 service fee for a stop-payment and replacement of a redemption or dividend check.
- The right of redemption may be suspended during any period in which (i) trading on the Exchange is restricted, as determined by the SEC, or the Exchange is closed for other than weekends and holidays; (ii) the SEC has permitted such suspension by order; or (iii) an emergency as determined by the SEC exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.
- If you are selling shares you hold in certificate form, you must submit the certificates with your redemption request. Each registered owner must endorse the certificates and all signatures must be guaranteed.
- Further documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact.
                               REDEMPTIONS IN KIND
 If the Advisor determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Fund's shares. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.
                WHAT YOU SHOULD KNOW ABOUT TELEPHONE REDEMPTIONS
- The Fund reserves the right to refuse a telephone redemption if they believe it advisable to do so.
- Once you place your telephone redemption request, it cannot be canceled or modified.
- Investors will bear the risk of loss from fraudulent or unauthorized instructions received over the telephone provided that the Fund reasonably believes that such instructions are genuine. The Fund and their transfer agent employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may incur liability if it does not follow these procedures.
- Because of increased telephone volume, you may experience difficulty in implementing a telephone redemption during periods of dramatic economic or market changes. In these situations, investors may want to consider using STRONG DIRECT(R), our automated telephone system, to effect such a transaction by calling 1-800-368-7550.
 SHAREHOLDER SERVICES
                              INFORMATION SERVICES
 24-HOUR ASSISTANCE. Strong Funds has registered representatives available to help you 24 hours a day, 7 days a week. Call 1-414-359-1400 or toll-free 1-800-368-3863. You may also write to Strong Funds at the address on the cover of this Prospectus, or e-mail us at service@strong-funds.com.
 STRONG DIRECT(R) AUTOMATED TELEPHONE SYSTEM. Also available 24 hours a day, the STRONG DIRECT(R) automated response system enables you to use a touch-tone phone to hear fund quotes and returns on any Strong Fund. You may also confirm account balances, hear records of recent transactions and dividend activity (1-800-368-5550), and perform purchases, exchanges or redemptions among your existing Strong accounts (1-800-368-7550). You may also perform an exchange to open a new Strong account provided that your account has the telephone exchange option. Please note that your accounts must be identically registered and you must exchange enough into the new account to meet the minimum initial investment. Your account information is protected by a personal code.
 STRONG NETDIRECT(R). Available 24 hours a day from your personal computer, STRONG NETDIRECT(R) allows you to use the Internet to access your Strong Funds account information. You may access specific account history, view current account balances, obtain recent dividend activity, and perform purchases, exchanges, or redemptions among your existing Strong accounts.
 To register for netDirect, please visit our web site at http://www.strongfunds.com. Your account information is protected by a personal password and Internet encryption technology. For more information on this service, please call 1-800-359-3379 or e-mail us at service@strong-funds.com.
 STATEMENTS AND REPORTS. At a minimum, the Fund will confirm all transactions for your account on a quarterly basis. We recommend that you file each quarterly statement - and, especially, each calendar year-end statement - with your other important financial papers, since you may need to refer to them at a later date for tax purposes. Should you need additional copies of previous statements, you may order confirmation statements for the current and preceding year at no charge. Statements for earlier years are available for $10 each. Call 1-800-368-3863 to order past statements.
 Each year, you will also receive a statement confirming the tax status of any distributions paid to you, as well as an annual report containing audited financial statements and a semi-annual report.
 To reduce the volume of mail you receive, only one copy of certain materials, such as prospectuses and shareholder reports, is mailed to your household. Call 1-800-368-3863 if you wish to receive additional copies, free of charge. More complete information regarding the Fund's investment policies and services is contained in its SAI, which you may request by calling or writing Strong Funds at the phone number and address on the cover of this Prospectus. CHANGING YOUR ACCOUNT INFORMATION. So that you continue receiving your Strong correspondence, including any dividend checks and statements, please notify us in writing as soon as possible or call us at 1-800-368-3863 if your address changes. You may use the Additional Investment Form at the bottom of your confirmation statement, or simply write us a letter of instruction that contains the following information:
      1.      a written request to change the address,
      2.      the account number(s) for which the address is to be changed,
      3.      the new address, and
      4.      the signatures of all owners of the accounts.
 Please send your request to the address on the cover of this Prospectus. Changes to an account's registration - such as adding or removing a joint owner, changing an owner's name, or changing the type of your account - must also be submitted in writing. Please call 1-800-368-3863 for instructions. For your protection, some requests may require a signature guarantee.
                              TRANSACTION SERVICES
 EXCHANGE PRIVILEGE. You may exchange shares between identically registered Strong Funds accounts, either in writing, by telephone, or through your personal computer. By establishing exchange services, you authorize the Fund and its agents to act upon your instruction through the telephone or personal computer to exchange shares from any account you specify. For tax purposes, an exchange is considered a sale and a purchase of Fund shares. Please obtain and read the appropriate prospectus before investing in any of the Strong Funds. Since an excessive number of exchanges may be detrimental to the Funds, the Fund reserves the right to discontinue the exchange privilege of any shareholder at any time.
 REGULAR INVESTMENT PLANS
 Strong Funds' Automatic Investment Plan, Payroll Direct Deposit Plan, and Automatic Exchange Plan, all discussed below, are methods of implementing DOLLAR COST AVERAGING. Dollar cost averaging is an investment strategy that involves investing a fixed amount of money at regular time intervals. By always investing the same set amount, you will be purchasing more shares when the price is low and fewer shares when the price is high. Ultimately, by using this principle in conjunction with fluctuations in share price, your average cost per share may be less than your average transaction price. A program of

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regular investment cannot ensure a profit or protect against a loss during declining markets. Since such a program involves continuous investment regardless of fluctuating share values, you should consider your ability to continue the program through periods of both low and high share-price levels.
 AUTOMATIC INVESTMENT PLAN. The Automatic Investment Plan allows you to make regular, systematic investments in the Fund from your bank checking, savings, or NOW account. You may choose to make investments on any day of the month in amounts of $50 or more. You can set up the Automatic Investment Plan with any financial institution that is a member of the Automated Clearing House. Because the Fund has the right to close an investor's account for failure to reach the minimum initial investment, please consider your ability to continue this Plan until you reach the minimum initial investment. To establish the Plan, complete the Automatic Investment Plan section on the account application, or call 1-800-368-3863 for an application.
 PAYROLL DIRECT DEPOSIT PLAN. Once you meet the Fund's minimum initial investment requirement, you may purchase additional Fund shares through the Payroll Direct Deposit Plan. Through this Plan, periodic investments (minimum $50) are made automatically from your payroll check into your existing Fund account. By enrolling in the Plan, you authorize your employer or its agents to deposit a specified amount from your payroll check into the Fund's bank account. In most cases, your Fund account will be credited the day after the amount is received by the Fund's bank. In order to participate in the Plan, your employer must have direct deposit capabilities through the Automated Clearing House available to its employees. The Plan may be used for other direct deposits, such as social security checks, military allotments, and annuity payments.
 To establish Direct Deposit for your account, call 1-800-368-3863 to request a form. Once the Plan is established, you may alter the amount of the deposit, alter the frequency of the deposit, or terminate your participation in the program by notifying your employer.
 AUTOMATIC EXCHANGE PLAN. The Automatic Exchange Plan allows you to make regular, systematic exchanges (minimum $50) from one Strong Funds account into another Strong Funds account. By setting up the Plan, you authorize the Fund and its agents to redeem a set dollar amount or number of shares from the first account and purchase shares of a second Strong Fund. In addition, you authorize the Fund and its agents to accept telephone instructions to change the dollar amount and frequency of the exchange. An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in a capital gain or loss. To establish the Plan, request a form by calling 1-800-368-3863.
 To participate in the Automatic Exchange Plan, you must have an initial account balance of $5,000 in the first account. However, the minimum initial investment in the second account is waived if you select a monthly investment schedule. Exchanges may be made on any day or days of your choice. If the amount remaining in the first account is less than the exchange amount you requested, then the remaining amount will be exchanged. At such time as the first account has a zero balance, your participation in the Plan will be terminated. You may also terminate the Plan at any time by calling or writing to the Fund. Once participation in the Plan has been terminated for any reason, to reinstate the Plan you must do so in writing; simply investing additional funds will not reinstate the Plan.
 SYSTEMATIC WITHDRAWAL PLAN. You can set up automatic withdrawals from your account at regular intervals. To begin distributions, you must have an initial balance of $5,000 in your account and withdraw at least $50 per payment. To establish the Systematic Withdrawal Plan, request a form by calling 1-800-368-3863. Depending upon the size of the account and the withdrawals requested (and fluctuations in net asset value of the shares redeemed), redemptions for the purpose of satisfying such withdrawals may reduce or even exhaust the account. If the amount remaining in the account is not sufficient to meet a Plan payment, the remaining amount will be redeemed and the Plan will be terminated.
 RETIREMENT PLAN SERVICES
 We offer a wide variety of retirement plans for individuals and institutions, including large and small businesses. For information on IRAs, including Roth IRAs, or SEP-IRAs for a one-person business, call 1-800-368-3863. If you are interested in opening a 401(k) or other company-sponsored retirement plan

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(SIMPLE, SEP, Keogh, 403(b)(7), pension or profit sharing), call 1-800-368-2882 and a Strong Retirement Plan Specialist will help you determine which retirement plan would be best for your company. Complete instructions about how to establish and maintain your plan and how to open accounts for you and your employees will be included in the retirement plan kit you receive in the mail.
 SPECIAL SITUATIONS
 POWER OF ATTORNEY. If you are investing as attorney-in-fact for another person, please complete the account application in the name of such person and sign the back of the application in the following form: "[applicant's name] by [your name], attorney-in-fact." To avoid having to file an affidavit prior to each transaction, please complete the Power of Attorney form available from Strong Funds at 1-800-368-3863. However, if you would like to use your own power of attorney form, please call the same number for instructions. CORPORATIONS AND TRUSTS. If you are investing for a corporation, please include with your account application a certified copy of your corporate resolution indicating which officers are authorized to act on behalf of the corporation. As an alternative, you may complete a Certification of Authorized Individuals, which can be obtained from the Fund. Until a valid corporate resolution or Certification of Authorized Individuals form is received by the Fund, services such as telephone and wire redemption will not be established. If you are investing as a trustee (including trustees of a retirement plan), please include the date of the trust. All trustees must sign the application. If they do not, services such as telephone and wire redemption will not be established. All trustees must sign redemption requests unless proper documentation to the contrary is provided to the Fund. Failure to provide these documents or signatures as required when you invest may result in delays in processing redemption requests.
 FINANCIAL INTERMEDIARIES. If you purchase or redeem shares of a Fund through a financial intermediary, certain features of the Fund relating to such transactions may not be available or may be modified. In addition, certain operational policies of the Fund, including those related to settlement and dividend accrual, may vary from those applicable to direct shareholders of the Fund and may vary among intermediaries. We urge you to consult your financial intermediary for more information regarding these matters. In addition, a Fund may pay, directly or indirectly through arrangements with the Advisor, amounts to financial intermediaries that provide transfer agent type and/or other administrative services to their customers provided, however, that the Fund will not pay more for these services through intermediary relationships than it would if the intermediaries' customers were direct shareholders in the Fund. Certain financial intermediaries may charge an advisory, transaction, or other fee for their services. You will not be charged for such fees if you purchase or redeem your Fund shares directly from the Fund without the intervention of a financial intermediary.
 SIGNATURE GUARANTEES. A signature guarantee is designed to protect you and the Fund against fraudulent transactions by unauthorized persons. In the following instances, the Fund will require a signature guarantee for all authorized owners of an account:
- when you add the telephone redemption option to your existing account;
- if you transfer the ownership of your account to another individual or organization;
- when you submit a written redemption request for more than $50,000;
- when you request to redeem or redeposit shares that have been issued in certificate form;
- if you open an account and later decide that you want certificates;
- when you request that redemption proceeds be sent to a different name or address than is registered on your account;
- if you add/change your name or add/remove an owner on your account; and
- if you add/change the beneficiary on your transfer-on-death account.
A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms, and others. PLEASE NOTE THAT A NOTARY PUBLIC STAMP OR SEAL IS NOT ACCEPTABLE.

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                                     NOTES

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